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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     March 31, 1998


Check here if Amendment [X]               Amendment Number :   2

   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------------------
Address:  1 Lafayette Place
          -------------------------------
          Greenwich, CT 06830
          -------------------------------

Form 13F File Number:      28-2610
                        -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------

Title:    Vice President of General Partner
          ----------------------------------------

Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

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
                    /s/ E.J. BIRD                          Greenwich, CT                                May 12, 2000
          ----------------------------------------         ------------------------------            -----------------
                        (Signature)                                (City, State)                          (Date)
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Report Type ( Check only one):

[X]    13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     19
Form 13F Information Table Value Total:              $ 564,664
                                                 (in thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table


Page 1 of 1

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
        COLUMN 1           COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
----------------------  --------------  -----------  --------  ---------------------  ----------  --------  -----------------------
                                                      VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISCRETION  MANAGERS      SOLE   SHARED   NONE
----------------------  --------------  -----------  --------  ---------  ---  -----  ----------  --------  ------------------------
Computer Sciences Corp       Common     205363-10-4     3,613     65,698   SH           DEFINED                65,698
Computer Sciences Corp       Common     205363-10-4    39,419    716,700   SH            SOLE                 716,700
Dow Chemical Co.             Common     260543-10-3    10,317    106,090   SH           DEFINED               106,090
Dow Chemical Co.             Common     260543-10-3   112,649  1,158,345   SH            SOLE               1,158,345
Guess Inc.                   Common     401617-10-5       873    128,163   SH           DEFINED               128,163
Guess Inc.                   Common     401617-10-5     9,541  1,400,537   SH            SOLE               1,400,537
International Business
  Machs                      Common     459200-10-1     4,941     48,033   SH           DEFINED                48,033
International Business
  Machs                      Common     459200-10-1    47,926    465,920   SH            SOLE                 465,920
International Business
  Machs                      Options-   459200-90-1     9,957      1,684   SH  Calls    DEFINED                 1,684
International Business
  Machs                      Options-   459200-90-1    71,139     12,032   SH  Calls     SOLE                  12,032
Laidlaw Inc.                 Common     50730K-50-3     1,484    395,775   SH           DEFINED               395,775
Laidlaw Inc.                 Common     50730K-50-3    16,208  4,322,144   SH            SOLE               4,322,144
Northrop Grumman Corp.       Common     666807-10-2       928      8,636   SH           DEFINED                 8,636
Northrop Grumman Corp.       Common     666807-10-2    10,138     94,364   SH            SOLE                  94,364
PS Group Inc.                Common     693624-10-8    15,503  1,198,270   SH            SOLE               1,198,270
Wells Fargo & Co             Common     949740-10-4    17,408     52,553   SH           DEFINED                52,553
Wells Fargo & Co             Common     949740-10-4   188,188    568,113   SH            SOLE                 568,113
Wallace Computer
  Services Inc.              Common     932270-10-1       372     10,734   SH           DEFINED                10,734
Wallace Computer
  Services Inc.              Common     932270-10-1     4,060    117,266   SH            SOLE                 117,266






PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND
FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Grand Total                                           564,664
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